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           [Genworth Life Insurance Company of New York Letterhead]

December 22, 2009

VIA EDGAR

The United States Securities and
  Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:    Genworth Life of New York VA Separate Account 3
       Genworth Life Insurance Company of New York
       Pre-Effective Amendment No. 1 under the Securities Act of 1933 Amendment No. 2 Under the Investment Company Act of 1940
       File Nos. 333-162504; 811-212339

Ladies and Gentlemen:

On behalf of Genworth Life Insurance Company of New York (the "Company") and its Genworth Life of New York VA Separate Account 3 (the "Separate Account"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing, one complete copy of Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to the above-referenced Registration Statement on Form N-4 (the "Post-Effective Amendment").

The purpose of this Pre-Effective Amendment is to update the Registration Statement to include financial statements, exhibits and other information and to add disclosure in response to comments provided by the Staff of the Securities and Exchange Commission by letter on December 15, 2009. We provided responses to those comments in correspondence filed via EDGAR on December 17, 2009. We intend to request that the effective date of the Registration Statement be accelerated to any date on or after January 4, 2010, but no later than January 19, 2010, which is the scheduled launch date for the contract.

The original, manually executed version of the power of attorney, the Pre-Effective Amendment and any exhibits thereto will be maintained on file with the Company.

Should you have any questions, please contact me at 804.289.3545.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel

Cc:    Mark Cowan
       Office of Insurance Products and Regulatory Compliance